Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of employee benefits [Abstract]
Disclosure of defined benefit plans
Summary of employee benefits liabilities

	As of December 31,
(In $ million)	2018	2017
Salaries and wages accrued	122	149
Provision for annual leave	33	40
Provision for other employee benefits	52	53
Provision for exit from multi-employer pension plans	64	70
Defined benefit obligations:
Pension benefits	854	840
Post-employment medical benefits	94	106
Total employee benefits liabilities	1,219	1,258
Current	178	213
Non-current	1,041	1,045
Total employee benefits liabilities	1,219	1,258
Actuarial assumptions — all plans

For the year ended December 31,
	2018	2017	2016
Discount rates at December 31	0.5% - 9.6%	0.6% - 8.0%	0.6% - 8.0%
Future salary increases	0.0% - 6.2%	0.0% - 7.0%	0.0% - 7.0%
Future pension increases	0.0% - 1.8%	0.0% - 3.7%	0.0% - 3.7%

Schedule of changes in obligations
Movement in defined benefit pension obligations

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability (asset)
(In $ million)	2018	2017	2018	2017	2018	2017
Balance as of January 1	4,830	5,076	(3,990)	(4,091)	840	985
Included in profit or loss:
Current service cost	9	9	—	—	9	9
Interest cost (income)	168	198	(139)	(160)	29	38
Administrative expenses	—	—	33	35	33	35
Settlement (gain)	—	(7)	—	—	—	(7)
Total expense (income) recognized in profit or loss	177	200	(106)	(125)	71	75
Remeasurement (gains) losses:
Actuarial (gains) losses arising from:
Demographic assumptions	(1)	(10)	—	—	(1)	(10)
Financial assumptions	(302)	265	—	—	(302)	265
Return on plan assets, excluding interest income	—	—	283	(429)	283	(429)
Total remeasurement (gains) losses	(303)	255	283	(429)	(20)	(174)
Other movements:
Contributions by the Group	—	—	(25)	(33)	(25)	(33)
Benefits paid by the plans	(299)	(691)	299	691	—	—
Business disposals	(42)	(15)	29	—	(13)	(15)
Effect of movements in exchange rates	—	5	1	(3)	1	2
Total other movements	(341)	(701)	304	655	(37)	(46)
Balance as of December 31	4,363	4,830	(3,509)	(3,990)	854	840

Comprised of:
Pactiv Retirement Plan	4,234	4,646	(3,439)	(3,882)	795	764
Other plans	129	184	(70)	(108)	59	76
Balance as of December 31	4,363	4,830	(3,509)	(3,990)	854	840

Comprised of:
Funded plans					814	796
Unfunded plans					40	44
Total net pension benefits liability					854	840

Included in the statements of financial position as:
Employee benefits liabilities					854	840
Total net pension benefits liability					854	840
Movement in the post-employment medical obligations

	For the year ended December 31,
(In $ million)	2018	2017
Liability for post-employment medical obligations as of the beginning of the year	106	105
Included in profit or loss:
Current service cost	1	1
Interest cost	4	4
Total expense recognized in profit or loss	5	5
Remeasurement (gains) losses:
Actuarial (gains) losses from changes in demographic assumptions	(4)	(6)
Actuarial (gains) losses from changes in financial assumptions	(7)	8
Total remeasurement (gains) losses	(11)	2
Other movements:
Benefits paid by the plans	(6)	(6)
Total other movements	(6)	(6)
Liability for post-employment medical obligations as of the end of the year	94	106

Schedule of expenses recognized in the statement of comprehensive income
The expense is recognized in the following components in the statements of comprehensive income:

	For the year ended December 31,
(In $ million)	2018	2017	2016
Cost of sales	13	14	14
General and administration expenses	58	61	127
Total plan net expense	71	75	141

Schedule of plan assets	Plan assets consist of the following:

	As of December 31,
(In $ million)	2018	2017
Equity instruments	2,149	2,802
Debt instruments	658	616
Property	429	403
Other	273	169
Total plan assets	3,509	3,990

Summary of effects of a one-half percentage point change
Assumed health care cost trend rates have a significant effect on the amounts recognized in the statement of comprehensive income. A one percentage point change in assumed health care cost trend rates would have the following effects:

(In $ million)	Increase in rates	Decrease in rates
Increase (decrease) in the net plan expense	—	—
Increase (decrease) in the post-employment medical obligations	2	(2)
Discount rates have a significant effect on the amounts recognized in the statement of comprehensive income. A one-half percentage point change in discount rates would have the following effects:

(In $ million)	Increase in rates	Decrease in rates
Increase (decrease) in the net plan expense	—	—
Increase (decrease) in the post-employment medical obligations	(5)	5
A one-half percentage point change in assumed discount rates would have the following effects:

(In $ million)	Increase in rates	Decrease in rates
Increase (decrease) in the net plan expense	(6)	5
Increase (decrease) in the defined benefit obligation	(205)	224